Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 6,040,189	$ 6,806,911
Securities
Taxable securities	404,232	330,358
Tax-exempt	399,015	451,266
Nonmarketable	2,267	1,009
Other	49,252	71,721
Total interest income	6,894,955	7,661,265
Interest Expense:
Deposit accounts	1,456,576	2,148,412
Net Interest Income	5,438,379	5,512,853
Provision for loan losses	1,920,500	1,866,000
Net Interest Income after Provision for Loan Losses	3,517,879	3,646,853
Other Operating Income
Service charges on deposit accounts	439,586	448,429
Commissions on credit life insurance	3,080	8,254
Other charges, fees, and commissions	101,834	96,017
Gain on sale of available-for-sale securities	226,788	262,011
Other	21,248	26,809
Noninterest Income, Total	792,536	841,520
Non-Interest Expenses
Salaries and employee benefits	1,901,574	1,982,695
Net occupancy expense	274,251	271,063
Equipment expense	362,218	357,561
Other operating	1,488,581	1,365,514
Total noninterest expenses	4,026,624	3,976,833
Income Before Income Taxes	283,791	511,540
Income tax expense (benefit)	(19,113)	52,130
Net Income	$ 302,904	$ 459,410
Earnings per Share
Weighted average common shares outstanding	233,003	233,251
Basic earnings per share	$ 1.30	$ 1.97